FINANCING AND LOANS - RGR Transfer (Details) - BRL (R$) R$ in Thousands	Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCING AND LOANS
Loans and receivables.		R$ 10,924,899	R$ 14,276,816
Borrowings.		47,002,033	47,899,641
Non-current loans and receivables		6,176,238	10,803,423	R$ 9,971,857
AMAZONAS D
FINANCING AND LOANS
Non-current loans and receivables	R$ 4,033,855	R$ 3,998,324
Charges-Liability	R$ 723,129
Federal Government - Global Reversion Reserve
FINANCING AND LOANS
Loans and receivables.			1,101,161
Federal Government - Global Reversion Reserve | AMAZONAS D
FINANCING AND LOANS
Loans and receivables.			97,931
Federal Government - Global Reversion Reserve | GLOBAL
FINANCING AND LOANS
Loans and receivables.			180,647
Federal Government - Global Reversion Reserve | CELPA
FINANCING AND LOANS
Loans and receivables.			685,072
Federal Government - Global Reversion Reserve | Others
FINANCING AND LOANS
Loans and receivables.			137,511
Federal Government - Global Reversion Reserve | RGR - CCEE
FINANCING AND LOANS
Borrowings.			R$ 1,101,161